Lease (Tables)	9 Months Ended
Aug. 31, 2023
Lease
Schedule Of Operating Lease Assets And Liabilities
	August 31, 2023	November 30, 2022

Assets:
Operating lease right-of-use asset	$37,801	$151,471

Liabilities:
Current:
Operating lease liability	$43,058	$165,441

Total lease liability	$43,058	$165,441

Schedule Of discount rates
August 31, 2023

Remaining lease term (months)	3
Estimated incremental borrowing rate	11.4%

Schedule future minimum lease payments
August 31, 2023
Lease payments for remainder of year	$43,878
Less imputed interest	820
Present value of lease liabilities	$43,058